EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2013
Loss per share:
Computation of basic and diluted net income per share

	For The Fiscal Years Ended June 30,
	2013	2012

Net loss attributable to the common stockholders	$(1,332,224)	$(949,114)

Basic weighted average outstanding shares of common stock	31,255,206	30,363,440
Dilutive effect of options and warrants	—	—
Diluted weighted average common stock and common stock equivalents	31,255,206	30,363,440

Earnings (loss) per share:
Basic and diluted	$(0.04)	$(0.03)